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Lord Abbett Intermediate Tax Free Fund
Intermediate Tax Free Fund
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 152 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett Intermediate Tax Free Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		none		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	none	[2]	1.00%	[3]	none	none	none	none
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the 18-month anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lord Abbett Intermediate Tax Free Fund	Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Management Fees	0.38%	0.38%		0.38%	0.38%	0.38%	0.38%
Distribution and Service (12b-1) Fees	0.20%	0.84%	[1]	0.10%	none	none	0.45%
Other Expenses	0.13%	0.13%		0.13%	0.07%	0.13%	0.13%
Total Annual Fund Operating Expenses	0.71%	1.35%		0.61%	0.45%	0.51%	0.96%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares Are Redeemed
Expense Example - Lord Abbett Intermediate Tax Free Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
1 Year	$ 296	$ 237	$ 62	$ 46	$ 52	$ 98
3 Years	447	428	195	144	164	306
5 Years	611	739	340	252	285	531
10 Years	$ 1,088	$ 1,448	$ 762	$ 567	$ 640	$ 1,178

If Shares Are Not Redeemed
Expense Example, No Redemption - Lord Abbett Intermediate Tax Free Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
1 Year	$ 296	$ 137	$ 62	$ 46	$ 52	$ 98
3 Years	447	428	195	144	164	306
5 Years	611	739	340	252	285	531
10 Years	$ 1,088	$ 1,448	$ 762	$ 567	$ 640	$ 1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that pay interest exempt from federal income tax. The Fund uses the volatility of the Bloomberg 1-15 Year Municipal Bond Index as an approximation of reasonable risk.

Under normal conditions, the Fund invests in investment grade municipal bonds, which are bonds that are rated BBB/Baa or higher (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord, Abbett & Co. LLC (“Lord Abbett”) to be of comparable quality. The Fund may invest up to 20% of its net assets in lower rated municipal bonds (commonly referred to as “below investment grade,” “high yield,” or “junk” bonds), which are bonds that are rated BB+/Ba1 or lower (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality.

The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds, municipal leases, and variable rate demand notes. The Fund may invest in both insured and uninsured municipal bonds. The Fund also may invest in zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds.

The Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to the federal alternative minimum tax (‘‘AMT’’), including private activity bonds (commonly referred to as ‘‘AMT paper’’). Although the Fund is permitted to invest up to 20% of its net assets in fixed income securities that pay interest that is subject to regular federal income tax, the Fund presently has no intention of investing in this manner. There is a risk that a bond issued as tax-exempt may be reclassified by the Internal Revenue Service (‘‘IRS’’) as taxable. The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any ‘‘industry’’ for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.

The Fund may invest up to 20% of its net assets in inverse floaters (also known as ‘‘residual interest bonds’’), which are a type of derivative investment that provides leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates. The Fund also may invest in other types of derivatives, such as futures, for non-hedging, hedging, or duration management purposes.

The Fund may invest in individual securities of any maturity or duration. Normally, the Fund seeks to maintain a dollar-weighted average maturity of between five and twelve years. The Fund may invest in money market securities and their equivalents, typically for cash management purposes.

The Fund’s portfolio management team focuses on credit risk analysis, tax-exempt income yield, total return potential, interest rate risk, and call protection in managing its portfolio. The investment team may also consider the risks and return potential presented by environmental, social, and governance (“ESG”) factors in investment decisions. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment or shows signs of deteriorating fundamentals, among other reasons.

The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

• Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

• Municipal Securities Risk: Municipal securities are subject to the same risks affecting fixed income securities in general. In addition, the prices of municipal securities may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer, including an insolvent municipality filing for bankruptcy. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds), or in the securities of issuers located within a single state, municipality, territory (such as Puerto Rico), or geographic area. The market for municipal securities generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its municipal securities. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of municipal securities issued by such facilities.

• Below Investment Grade Municipal Bond Risk: Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have greater price fluctuations and a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such bonds more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

• Call Risk: A substantial portion of bonds are “callable,” meaning they give the issuer the right to call or redeem the bonds before maturity. Issuers may call outstanding bonds when there is a decline in interest rates, when credit spreads change, or when the issuer’s credit quality improves. As interest rates decline, these bond issuers may pay off their loans early by buying back the bonds, thus depriving the Fund of above market interest rates. Moreover, the Fund may not recoup the full amount of its initial investment and may have to reinvest the prepayment proceeds in lower yielding securities, securities with greater credit risks, or other less attractive securities.

• Credit Risk: Municipal bonds are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. Credit risk varies based upon the economic and fiscal conditions of each issuer and the municipalities, agencies, instrumentalities, and other issuers within the state, territory, or possession. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

• Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. The risks associated with derivatives include, among other things, the following:

• The risk that the value of a derivative may not correlate with the value of the underlying asset, rate, or index in the manner anticipated by the portfolio management team and may be more sensitive to changes in economic or market conditions than anticipated.

• Derivatives may be difficult to value, especially under stressed or unforeseen market conditions.

• The risk that the counterparty may fail to fulfill its contractual obligations under the derivative contract. Central clearing of derivatives is intended to decrease counterparty risk but does not eliminate it.

• The risk that there will not be a liquid secondary trading market for the derivative, or that the Fund will otherwise be unable to sell or otherwise close a derivatives position when desired, exposing the Fund to additional losses.

• Because derivatives generally involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s losses and increase its volatility.

• The Fund’s use of derivatives may affect the amount, timing, and character of distributions, and may cause the Fund to realize more short-term capital gain and ordinary income than if the Fund did not use derivatives.

Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful will depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

• Inverse Floater Risk: The Fund’s use of inverse floaters may reduce the Fund’s returns and/or increase the Fund’s volatility. Inverse floaters typically are more volatile than fixed rate municipal bonds. Distributions on inverse floaters are inversely related to short-term municipal bond interest rates. Therefore, distributions paid to the Fund on its inverse floaters will fall when short-term municipal interest rates rise and will rise when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment. Holders of inverse floaters bear the risk of the fluctuation in value of the issuing trust’s underlying municipal bonds because holders of the floaters have the right to tender their notes back to the trust for payment at par plus accrued interest. This creates effective leverage because the Fund’s net cash investment is significantly less than the value of the underlying bonds. The leverage ratio increases as the value of the inverse floaters becomes a greater proportion of the value of the municipal bonds deposited into the trust.

• Extension Risk: Rising interest rates may cause an issuer to pay off or retire a debt security later than expected, extending the duration of a bond, making it more sensitive to changes in interest rates. This typically will reduce the bond’s value, and cause the Fund to be unable to reinvest in higher yielding securities unless it is willing to incur a loss by selling its current holding.

• Governmental Risk: Government actions, including U.S. federal government actions and actions by local, state, and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states or territories in which the Fund’s investments are issued.

• Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes generally have a more pronounced effect on the market value of fixed-rate instruments, such as corporate bonds, than they have on floating rate instruments, and typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. To the extent the Fund invests in floating rate instruments, changes in short-term market interest rates may affect the yield on those investments. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short- term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates may be delayed. To the extent the Fund invests in fixed rate instruments, fluctuations in the market price of such investments may not affect interest income derived from those instruments, but may nonetheless affect the Fund’s net asset value (“NAV”), especially if the instrument has a longer maturity. Substantial increases in interest rates may cause an increase in issuer defaults, as issuers may lack resources to meet higher debt service requirements. Recently, there have been signs of inflationary price movements. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. The United States is currently experiencing a rising interest rate environment, which may increase the Fund's exposure to risks associated with rising interest rates.

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

• State and Territory Risk: From time to time, the Fund may be more exposed to risks affecting a particular state, territory (such as Puerto Rico), municipality, or region. As a result, adverse economic, political, and regulatory conditions affecting a single state, territory, municipality, or region (and their political subdivisions, agencies, instrumentalities, and public authorities) can disproportionately affect the Fund’s performance.

• Taxability Risk: Although the Fund attempts to purchase only bona fide tax-exempt securities (except for its ability to invest up to 20% of its net assets in municipal bonds that pay interest subject to AMT and fixed income securities that pay interest that is subject to regular federal income tax), there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable (for example, if the bond was issued in a transaction deemed by the IRS to be abusive), creating taxable rather than tax-exempt income. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal bonds. Additionally, certain other proposals have been introduced that would have the effect of taxing a portion of exempt interest and/or reducing the tax benefits of receiving exempt interest. These legal uncertainties could affect the municipal bond market generally, certain specific segments of the market, or the relative credit quality of particular securities. Additionally, the Fund’s use of derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you, and/or decrease the amount available for distribution to you as exempt-interest dividends.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has no Class P shares outstanding.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q 2020 +3.34% Worst Quarter 1st Q 2022 -6.67%
Average Annual Total Returns (for the periods ended December 31, 2022)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns - Lord Abbett Intermediate Tax Free Fund		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares			(12.12%)	0.33%	1.41%
Class A Shares | After Taxes on Distributions			(12.12%)	0.32%	1.38%
Class A Shares | After Taxes on Distributions and Sales			(6.34%)	0.83%	1.66%
Class C Shares	[1]		(10.69%)	0.16%	1.00%
Class F Shares			(10.02%)	0.89%	1.74%
Class F3 Shares			(9.85%)	1.04%		1.50%	Apr. 04, 2017
Class I Shares			(9.92%)	0.99%	1.84%
Bloomberg 1-15 Year Municipal Bond Index		Bloomberg 1-15 Year Municipal Bond Index	(5.95%)	1.44%	1.95%	1.71%	Apr. 04, 2017
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.